UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312)368-1442

Date of fiscal year end: September 30
Date of reporting period: March 31, 2009

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust

Micro Cap Fund
Active Income Fund

Semi-Annual Report

March 31, 2009
(Unaudited)

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Dear Shareholders:

We present the semi-annual report of the Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the period ended March 31, 2009.  The table below illustrates the Fund’s performance relative to several broad market indexes over this period.

Total Returns as of March 31, 2009
	Six Months	One Year	Five Year Average Annual	Average Annual Since Inception*
Micro Cap Fund	-44.13%	-47.67%	-13.36%	-10.66%
Russell Microcap™ Index	-39.05%	-41.70%	-9.66%	-7.31%
Russell 2000® Index	-37.17%	-37.50%	-5.24%	-3.30%
Standard & Poors 500® Index	-30.54%	-38.09%	-4.76%	-3.11%
Annual operating expenses: 1.36%
* Inception Date: November 7, 2003

The performance data quoted represents past performance and past performance is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The semi-annual period ended March 31, 2009 was marked by extreme turmoil as widespread fear of broad bank nationalization prevailed.  The market stabilized and recovered significantly in March after unprecedented actions by the Federal Reserve and the Treasury.  Nevertheless, the financial panic did significant damage to the economy and the recession that began in late 2007 dramatically deepened.

The micro cap segment of the market performed even more poorly than the larger market capitalizations.  The Lotsoff Capital Management Micro Cap Fund’s performance for the semi-annual period was a loss of 44.13%.  The absolute returns for all economic sectors of the Fund were down at least 20% for the semi-annual period, indicating the breadth of the impact resulting from market turmoil.

The table below illustrates the Funds performance relative to the Russell Microcap™ Index.  As you can see, the Fund’s Information Technology stocks had the strongest relative performance.  The Financials and Industrial sectors were the largest detractors.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Lotsoff Capital Management Micro Cap Fund versus Russell Microcap™ Index
Performance Attribution Six Months Ended March 31, 2009
Sector	Active Return Effect	Sector	Active Return Effect
Energy	-0.6%	Healthcare	-0.1%
Materials	-0.4%	Financials	-2.6%
Industrials	-1.0%	Information Technology	0.4%
Consumer Discretionary	0.0%	Telecomm Service	-0.2%
Consumer Staples	-0.6%	Utilities	-0.1%

The Financials sector remains a difficult space to research and make stock selections.  The impact of declining residential housing values makes it difficult to assess the strength of balance sheets and earnings power.  Despite being underweight, banking related stocks were our largest detractor in the sector.  On the positive side, our overweight position in Insurance proved to be timely and we continue to find opportunities in that industry group.

The weak economy also makes it difficult to select stocks that outperform in the near term in the economically sensitive sectors of Industrials, Energy, and Materials because of the lack of clarity as to when the economy will strengthen and the demand for product in these areas will improve.  We feel confident that we are properly positioned in these areas as the economy heals and strengthens over time.

Healthcare stocks provided little relief.  The biggest losers in Healthcare have been equipment and service providers.  While we continue to find new ideas at reasonable valuations in traditional Healthcare companies, we remain particularly bullish on the biotech/pharmaceutical space as valuations are very low relative to the upside potential and we remain overweight in this area.

The Information Technology sector was the bright spot for relative performance.  We were overweight in the Technology sector with most of the overweight being in the semiconductor and equipment industry group where we did well on a relative basis.  The software and services industry group displayed the most weakness in this sector.

Our stock selection methodology looks for companies that are undervalued based on the projected cash flows of the company over a long period of time combined with various indicators that the company is moving toward improving value.  We have not been in a favorable environment for our strategy for the last several years.  While we are not pleased with our relative performance, we believe that over the long run the market will value good fundamentals and our portfolio is well positioned in that respect.  These are historic times and while the market faces some very real challenges, many of our metrics have shown the recent downdraft to be above what current fundamentals warrant.  We believe that financially induced events have interrupted the signals that drive the economic efficiency and the value of stocks.  When the debris clears and risk aversion abates we believe that our investment process will prove to be one that adds significant value.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and seeking to control risk to protect investors’ capital.  We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

Donald W. Reid, Ph. D.
Director of Equity Research
Senior Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.

Lotsoff Capital Management Investment Trust
Active Income Fund

Dear Shareholders,

We are pleased to present the semi-annual report of the Lotsoff Capital Management Active Income Fund (the “Fund”) for the six months ended March 31, 2009.  The table below illustrates the Fund’s performance relative to the Citigroup 3-Month T-Bill Index over this period.

Total Returns as of March 31, 2009
	Six Months	One Year	Average Annual Since Inception*
Active Income Fund	3.86%	2.05%	2.87%
Citigroup 3-Month T-Bill Index	0.30%	1.13%	3.52%
Annual operating expenses: 1.45%
*Inception Date: November 8, 2005

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Investors across all financial markets have continued to face significant challenges over the past year.  The economy plunged in the fourth quarter and continued to contract in this year’s first quarter.  Home prices, a major catalyst to the current economic malaise, continued to ratchet lower and commercial property values recently began to show serious weakness.  Labor markets have deteriorated markedly over the last few months and will likely continue to contract in the immediate future.  While commodity prices have declined and labor costs are lower, profit margins in most industries suffered as pricing pressures intensified. Investors continued to be less comfortable with risk and moved to protect their portfolios, exchanging equities and lower quality bonds for U.S. Treasuries and cash.  This was especially true at the beginning of the fourth quarter.

Beginning in December there were noticeable signs that the credit markets were healing, though not all signs pointed to this.  Credit spreads have narrowed and Treasury rates have backed off historic low levels reached in the depths of the crisis in December.  A massive blend of fiscal and monetary stimulus is underway, which has helped to calm fears.

During the fourth quarter we positioned the Fund to take advantage of what we anticipated to be an initial thawing of the markets.  In retrospect, value offered in October and November on many credit related securities was quite compelling and subsequent market moves benefited the portfolio during the December through March period.

Lotsoff Capital Management Investment Trust
Active Income Fund

Going forward we expect a period of more even performance.  Yields on corporate debt remain attractive in our view and should produce attractive returns over time.  We will therefore maintain our exposure to corporate credit risk.  However, we expect that any hope for sustained fast economic growth will be dashed in the coming quarters, and inevitably risk aversion will again rise, if only temporarily.  This will create an environment that we believe will remain ripe with opportunities, but the path will be treacherous.  Given current market levels and indicators, we remain optimistic about the outlook for the Fund.

We thank you for your continued trust and support.

Sincerely,

Stephen K. Bossu
Senior Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Number of Shares			Value
	COMMON STOCK	98.75%

	ADVERTISING	0.47%
11,900	inVentive Health, Inc.*		$97,104

	AEROSPACE & DEFENSE	1.19%
7,120	Allied Defense Group, Inc.*		28,053
5,300	Astronics Corp.*		58,300
1,900	Cubic Corp.		48,127
3,700	Herley Industries, Inc.*		44,252
9,100	LMI Aerospace, Inc.*		65,884
			244,616

	AGRICULTURE	0.13%
3,200	Maui Land & Pineapple Co., Inc.*		27,168

	APPAREL	2.28%
10,900	G-III Apparel Group Ltd.*		60,168
131,500	Joe’s Jeans, Inc.*		48,655
6,800	Oxford Industries, Inc.		41,956
9,250	Perry Ellis International, Inc.*		32,005
22,500	Rocky Brands, Inc.*		78,750
4,500	Steven Madden Ltd.*		84,510
8,800	True Religion Apparel, Inc.*		103,928
29,300	Unifi, Inc.*		18,752
			468,724

	AUTO PARTS & EQUIPMENT	1.71%
6,500	ATC Technology Corp.*		72,800
3,600	Cooper Tire & Rubber Co.		14,544
9,072	Exide Technologies*		27,216
2,500	Modine Manufacturing Co.		6,250
16,800	SORL Auto Parts, Inc.*		30,240
26,675	Spartan Motors, Inc.		107,233
2,700	Strattec Security Corp.		22,518
6,000	Superior Industries International, Inc.		71,100
			351,901

	BANKS	10.31%
2,600	Amcore Financial, Inc.		4,160
18,900	Banco Latinoamericano de Exportaciones S.A.†		177,093
2,900	Bank of Marin Bancorp		62,379
3,600	Bank of the Ozarks, Inc.		83,088
6,000	Bridge Capital Holdings*		27,000
8,900	Capital Bank Corp.		40,584
6,500	Capitol Bancorp Ltd.		26,975
35,800	Center Financial Corp.		100,956

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	BANKS (continued)
9,900	Citizens Republic Bancorp, Inc.*		$15,345
3,500	Columbia Banking System, Inc.		22,400
2,370	First Bancorp		28,369
2,650	First of Long Island Corp.		53,503
12,900	FNB United Corp.		32,315
3,000	Harleysville National Corp.		18,180
7,900	Heritage Oaks Bancorp*		31,600
6,100	Horizon Bancorp		67,710
17,700	Intervest Bancshares Corp.		38,055
4,990	Mercantile Bank Corp.		26,796
12,100	MetroCorp Bancshares, Inc.		33,638
6,300	Nara Bancorp, Inc.		18,522
4,200	New Century Bancorp, Inc.*		19,782
19,400	North Valley Bancorp		83,808
3,851	Northrim BanCorp, Inc.		38,394
5,700	Old Second Bancorp, Inc.		36,195
13,700	Oriental Financial Group, Inc.†		66,856
1,700	Pacific Continental Corp.		19,788
11,533	Peoples Bancorp of North Carolina, Inc.		66,315
3,200	Peoples Financial Corp.		51,760
8,917	Porter Bancorp, Inc.		101,654
30,600	Preferred Bank		160,344
6,000	Santander BanCorp†		47,280
9,156	Sierra Bancorp		89,088
35,800	South Financial Group, Inc.		39,380
9,800	Southwest Bancorp, Inc.		91,924
22,778	Taylor Capital Group, Inc.*		101,362
51,500	UCBH Holdings, Inc.		77,765
20,272	Virginia Commerce Bancorp*		76,831
4,200	Wilshire Bancorp, Inc.		21,672
3,000	Yadkin Valley Financial Corp.		22,350
			2,121,216

	BEVERAGES	0.36%
6,884	Central European Distribution Corp.*		74,072

	BIOTECHNOLOGY	5.32%
900	AMAG Pharmaceuticals, Inc.*		33,093
15,600	Arena Pharmaceuticals, Inc.*		46,956
33,200	Ariad Pharmaceuticals, Inc.*		39,508
46,600	Arqule, Inc.*		192,924
5,800	ARYx Therapeutics, Inc.*		19,720
1,000	Celldex Therapeutics, Inc.*		6,510
6,100	Chelsea Therapeutics International, Inc.*		9,333
29,700	Cytokinetics, Inc.*		50,490
38,900	CytRx Corp.*		13,615
36,700	Discovery Laboratories, Inc.*		44,774

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	BIOTECHNOLOGY (continued)
12,300	Enzon Pharmaceuticals, Inc.*		$74,661
35,700	Human Genome Sciences, Inc.*		29,631
3,100	InterMune, Inc.*		50,964
15,800	Ligand Pharmaceuticals, Inc.*		47,084
5,000	Maxygen, Inc.*		34,000
5,800	Nanosphere, Inc.*		28,826
10,300	Seattle Genetics, Inc.*		101,558
4,100	Sequenom, Inc.*		58,302
74,800	SuperGen, Inc.*		135,388
32,400	Vical, Inc.*		62,208
27,800	XOMA Ltd.*†		14,734
			1,094,279

	BUILDING MATERIALS	1.07%
3,300	AAON, Inc.		59,796
5,200	Apogee Enterprises, Inc.		57,096
8,400	Comfort Systems USA, Inc.		87,108
2,600	NCI Building Systems, Inc.*		5,772
5,500	U.S. Concrete, Inc.*		11,000
			220,772

	CHEMICALS	1.02%
3,400	American Pacific Corp.*		17,612
1,600	Balchem Corp.		40,208
4,100	Innophos Holdings, Inc.		46,248
8,500	Innospec, Inc.		32,045
5,000	KMG Chemicals, Inc.		25,300
1,800	Penford Corp.		6,534
3,300	Quaker Chemical Corp.		26,202
600	Stepan Co.		16,380
			210,529

	COAL	0.19%
1,970	James River Coal Co.*		24,310
10,600	National Coal Corp.*		14,416
			38,726

	COMMERCIAL SERVICES	3.53%
900	Bankrate, Inc.*		22,455
3,700	Barrett Business Services, Inc.		35,594
8,400	Diamond Management & Technology Consultants, Inc.		21,420
3,300	Dollar Financial Corp.*		31,416
2,200	Electro Rent Corp.		21,208
2,500	First Advantage Corp.*		34,450
12,100	Gevity HR, Inc.		47,795
9,700	H&E Equipment Services, Inc.*		63,535
9,600	Hackett Group, Inc.*		19,392

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	COMMERCIAL SERVICES (continued)
2,800	ICF International, Inc.*		$64,316
5,600	Kenexa Corp.*		30,184
7,200	Kforce, Inc.*		50,616
1	Mastech Holdings, Inc.*		2
17,400	Medifast, Inc.*		72,210
53,000	Muni Funding Co. of America LLC		26,500
23,300	On Assignment, Inc.*		63,143
8,600	PRG-Schultz International, Inc.*		24,424
3,200	Steiner Leisure Ltd.*†		78,112
2,500	TNS, Inc.*		20,450
			727,222

	COMPUTERS	2.51%
10,300	BluePhoenix Solutions Ltd.*†		19,776
10,200	Ciber, Inc.*		27,846
11,400	Cogo Group, Inc.*		76,152
9,300	Cray, Inc.*		32,550
14,900	Dot Hill Systems Corp.*		8,791
2,600	EasyLink Services International Corp.*		4,654
7,100	iGate Corp.		23,004
9,900	Magma Design Automation, Inc.*		7,425
3,200	Mercury Computer Systems, Inc.*		17,696
2,500	NCI, Inc.*		65,000
6,800	Ness Technologies, Inc.*		20,060
8,300	Netscout Systems, Inc.*		59,428
25,400	NetSol Technologies, Inc.*		8,890
19,250	Silicon Storage Technology, Inc.*		31,762
5,800	STEC, Inc.*		42,746
5,500	Super Micro Computer, Inc.*		27,060
8,900	TechTeam Global, Inc.*		43,432
			516,272

	COSMETICS/PERSONAL CARE	0.47%
3,200	Elizabeth Arden, Inc.*		18,656
8,900	Inter Parfums, Inc.		51,887
6,788	Parlux Fragrances, Inc.*		5,838
9,900	Physicians Formula Holdings, Inc.*		19,404
			95,785

	DISTRIBUTION/WHOLESALE	0.33%
5,900	Houston Wire & Cable Co.		45,725
48,300	Navarre Corp.*		21,735
			67,460

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	DIVERSIFIED FINANCIAL SERVICES	2.17%
6,200	Asta Funding, Inc.		$15,190
6,800	BGC Partners, Inc.		15,028
6,700	Calamos Asset Management, Inc.		32,227
25,000	Consumer Portfolio Services, Inc.*		12,750
4,900	Firstcity Financial Corp.*		9,065
12,200	JMP Group, Inc.		58,682
5,400	LaBranche & Co., Inc.*		20,196
3,000	Marlin Business Services Corp.*		11,760
6,800	Nicholas Financial, Inc.*†		17,816
8,700	Penson Worldwide, Inc.*		55,941
7,600	SANDERS MORRIS HARRIS GROUP, Inc.		29,640
2,500	Thomas Weisel Partners Group, Inc.*		8,950
7,600	TradeStation Group, Inc.*		50,160
13,500	United PanAm Financial Corp.*		19,575
5,200	World Acceptance Corp.*		88,920
			445,900

	ELECTRICAL COMPONENTS & EQUIPMENT	1.07%
3,900	Graham Corp.		34,983
4,100	Harbin Electric, Inc.*		25,215
8,500	Insteel Industries, Inc.		59,160
1,900	Powell Industries, Inc.*		67,089
4,300	Ultralife Corp.*		33,239
			219,686

	ELECTRONICS	2.90%
4,100	Analogic Corp.		131,282
4,000	Electro Scientific Industries, Inc.*		23,680
3,000	FARO Technologies, Inc.*		40,320
2,500	Ituran Location and Control Ltd. †		18,950
13,200	LeCroy Corp.*		41,448
9,300	LoJack Corp.*		42,129
8,800	Measurement Specialties, Inc.*		35,992
7,300	NAM TAI Electronics, Inc. †		27,156
1,400	NVE Corp.*		40,334
7,400	Orbotech Ltd.*†		28,046
2,500	OSI Systems, Inc.*		38,150
2,200	Park Electrochemical Corp.		38,016
5,800	Spectrum Control, Inc.*		40,774
50,300	Sypris Solutions, Inc.		49,797
			596,074

	ENERGY – ALTERNATE SOURCES	0.32%
2,800	Ocean Power Technologies, Inc.*		18,480
55,200	Plug Power, Inc.*		48,024
			66,504

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	ENGINEERING & CONSTRUCTION	0.24%
2,700	Dycom Industries, Inc.*		$15,633
7,500	ENGlobal Corp.*		34,050
			49,683

	ENTERTAINMENT	0.71%
10,700	Carmike Cinemas, Inc.		27,713
4,100	Rick’s Cabaret International, Inc.*		18,614
26,500	Shuffle Master, Inc.*		76,055
13,700	VCG Holding Corp.*		23,290
			145,672

	ENVIRONMENTAL CONTROL	0.80%
19,400	Ceco Environmental Corp.*		57,230
47,200	Rentech, Inc.*		25,960
7,300	TRC Cos., Inc.*		17,520
15,000	Waste Services, Inc.*		64,200
			164,910

	FOOD	1.82%
14,700	B&G Foods, Inc.		76,440
9,400	Chiquita Brands International, Inc.*		62,322
1,300	Nash Finch Co.		36,517
6,800	Senomyx, Inc.*		10,812
20,100	Smart Balance, Inc.*		121,404
3,600	Spartan Stores, Inc.		55,476
2,700	Tasty Baking Co.		11,394
			374,365

	FOREST PRODUCTS & PAPER	0.32%
4,400	KapStone Paper and Packaging Corp.*		10,824
2,000	Schweitzer-Mauduit International, Inc.		36,920
3,400	Wausau Paper Corp.		17,884
			65,628

	GAS	0.28%
700	Chesapeake Utilities Corp.		21,336
1,700	Delta Natural Gas Co., Inc.		36,397
			57,733

	HEALTHCARE – PRODUCTS	4.57%
18,050	BioSphere Medical, Inc.*		36,100
23,000	Caliper Life Sciences, Inc.*		22,770
8,800	Cantel Medical Corp.*		113,256
12,023	Cardiac Science Corp.*		36,189
2,600	CardioNet, Inc.*		72,956

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	HEALTHCARE – PRODUCTS (continued)
11,900	Cynosure, Inc.*		$72,471
1,800	Exactech, Inc.*		20,682
9,100	Home Diagnostics, Inc.*		51,597
1,000	Luminex Corp.*		18,120
2,850	Medical Action Industries, Inc.*		23,627
9,400	Micrus Endovascular Corp.*		56,118
8,500	Natus Medical, Inc.*		72,335
24,900	Orthovita, Inc.*		66,732
8,500	Palomar Medical Technologies, Inc.*		61,710
23,700	Solta Medical, Inc.*		15,168
3,200	Somanetics Corp.*		48,576
3,300	SonoSite, Inc.*		59,004
9,200	Spectranetics Corp.*		23,276
11,900	Syneron Medical Ltd.*†		70,567
			941,254

	HEALTHCARE – SERVICES	3.77%
800	Air Methods Corp.*		13,528
38,975	Allied Healthcare International, Inc.*		49,498
3,000	Almost Family, Inc.*		57,270
5,000	American Dental Partners, Inc.*		33,100
4,200	Gentiva Health Services, Inc.*		63,840
6,500	Healthways, Inc.*		57,005
5,500	LHC Group, Inc.*		122,540
12,100	NovaMed, Inc.*		27,467
15,700	Odyssey HealthCare, Inc.*		152,290
6,800	RehabCare Group, Inc.*		118,592
5,600	Res-Care, Inc.*		81,536
			776,666

	HOLDING COMPANIES – DIVERSIFIED	0.18%
4,100	Compass Diversified Holdings		36,572

	HOME BUILDERS	0.40%
19,400	Cavalier Homes, Inc.*		30,070
16,300	Orleans Homebuilders, Inc.		38,957
15,200	Standard Pacific Corp.*		13,376
			82,403

	HOME FURNISHINGS	0.33%
15,300	La-Z-Boy, Inc.		19,125
6,500	Stanley Furniture Co., Inc.		48,880
			68,005

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	HOUSEHOLD PRODUCTS/WARES	0.56%
3,500	Helen of Troy Ltd.*†		$48,125
6,400	Prestige Brands Holdings, Inc.*		33,152
1,400	WD-40 Co.		33,796
			115,073

	INSURANCE	5.25%
16,700	American Equity Investment Life Holding Co.		69,472
3,700	American Physicians Service Group, Inc.		70,929
4,500	Amerisafe, Inc.*		68,940
15,000	Amtrust Financial Services, Inc.		143,250
19,100	CRM Holdings Ltd.*†		12,224
1,600	First Mercury Financial Corp.*		23,104
1,500	Hallmark Financial Services*		10,395
1,775	Life Partners Holdings, Inc.		30,282
56,300	Maiden Holdings Ltd.†		251,661
9,650	Meadowbrook Insurance Group, Inc.		58,865
9,700	PMA Capital Corp.*		40,449
14,600	SeaBright Insurance Holdings, Inc.*		152,716
33,100	Specialty Underwriters’ Alliance, Inc.*		120,153
1,186	Tower Group, Inc.		29,211
			1,081,651

	INTERNET	4.60%
7,100	1-800-Flowers.com, Inc.*		14,697
25,900	Art Technology Group, Inc.*		66,045
9,000	eResearchTechnology, Inc.*		47,340
13,700	Globalscape, Inc.*		9,864
4,000	GSI Commerce, Inc.*		52,400
50,300	Health Grades, Inc.*		102,612
41,000	HealthStream, Inc.*		82,000
67,000	I-many, Inc.*		16,750
7,400	Infospace, Inc.*		38,480
16,500	Internap Network Services Corp.*		44,385
39,300	Ipass, Inc.*		39,300
100,640	Kowabunga!, Inc.*		18,115
12,700	Looksmart Ltd.*		12,954
6,100	PC-Tel, Inc.		26,230
11,400	Perficient, Inc.*		61,560
17,800	Saba Software, Inc.*		30,082
11,300	SonicWALL, Inc.*		50,398
7,100	Stamps.com, Inc.*		68,870
7,310	TeleCommunication Systems, Inc.*		67,033
10,600	Terremark Worldwide, Inc.*		28,514
7,100	TheStreet.com, Inc.		13,987
4,000	VASCO Data Security International, Inc.*		23,080
2,400	Vocus, Inc.*		31,896
			946,592

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	INVESTMENT MANAGEMENT COMPANIES	0.41%
15,168	Patriot Capital Funding, Inc.		$27,757
4,100	Prospect Capital Corp.		34,932
6,199	TICC Capital Corp.		21,728
			84,417

	IRON/STEEL	0.13%
12,400	Material Sciences Corp.*		6,696
2,000	Universal Stainless & Alloy*		19,340
			26,036

	LEISURE TIME	0.35%
25,600	GameTech International, Inc.*		32,000
18,800	Multimedia Games, Inc.*		40,420
			72,420

	LODGING	0.20%
27,000	Century Casinos, Inc.*		41,850

	MACHINERY – DIVERSIFIED	2.29%
6,600	Alamo Group, Inc.		70,356
1,700	Altra Holdings, Inc.*		6,596
2,700	Cascade Corp.		47,601
4,500	Columbus McKinnon Corp.*		39,240
20,000	Flow International Corp.*		32,400
5,900	Hurco Cos., Inc.*		62,717
6,900	Intevac, Inc.*		35,949
2,700	Key Technology, Inc.*		23,760
1,900	Middleby Corp.*		61,617
10,053	Tecumseh Products Co.*		51,471
5,800	Twin Disc, Inc.		40,136
			471,843

	MEDIA	0.58%
3,300	DG FastChannel, Inc.*		61,941
7,600	Media General, Inc.		14,592
26,600	New Frontier Media, Inc.*		43,890
			120,423

	METAL FABRICATE/HARDWARE	0.47%
2,500	Dynamic Materials Corp.		22,900
5,900	NN, Inc.		7,434
2,300	Northwest Pipe Co.*		65,481
			95,815

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	MINING	0.37%
6,700	Century Aluminum Co.*		$14,137
1,900	Kaiser Aluminum Corp.		43,928
12,600	North American Palladium Ltd.*†		17,514
			75,579

	MISCELLANEOUS MANUFACTURING	1.54%
3,400	AZZ, Inc.*		89,726
10,500	Deswell Industries, Inc.†		18,375
3,700	FreightCar America, Inc.		64,861
2,000	GenTek, Inc.*		34,980
14,900	GP Strategies Corp.*		53,044
9,100	Lydall, Inc.*		27,027
5,400	Synalloy Corp.		28,350
			316,363

	OIL & GAS	1.17%
4,200	Carrizo Oil & Gas, Inc.*		37,296
5,200	Double Eagle Petroleum Co.*		26,884
59,400	Endeavour International Corp.*		51,678
1,100	GMX Resources, Inc.*		7,150
8,900	Gulfport Energy Corp.*		20,648
5,200	Hercules Offshore, Inc.*		8,216
2,100	Panhandle Oil and Gas, Inc.		35,952
6,600	Petroquest Energy, Inc.*		15,840
25,200	RAM Energy Resources, Inc.*		18,396
5,600	Rex Energy Corp.*		16,072
9,200	TXCO Resources, Inc.*		3,790
			241,922

	OIL & GAS SERVICES	1.35%
1,700	Dawson Geophysical Co.*		22,950
14,500	Flotek Industries, Inc.*		22,765
3,400	Geokinetics, Inc.*		11,118
1,500	Gulf Island Fabrication, Inc.		12,015
6,100	Matrix Service Co.*		50,142
9,820	Mitcham Industries, Inc.*		37,414
4,300	Natural Gas Services Group, Inc.*		38,700
3,000	OYO Geospace Corp.*		39,180
3,100	T-3 Energy Services, Inc.*		36,518
3,900	Trico Marine Services, Inc.*		8,190
			278,992

	PACKAGING & CONTAINERS	0.08%
3,700	UFP Technologies, Inc.*		16,465

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	PHARMACEUTICALS	5.74%
23,400	Adolor Corp.*		$47,736
34,700	Akorn, Inc.*		29,842
11,700	Allos Therapeutics, Inc.*		72,306
17,250	Animal Health International, Inc.*		21,562
17,300	Array Biopharma, Inc.*		45,672
19,700	Cardiome Pharma Corp.*†		57,721
2,400	Cypress Bioscience, Inc.*		17,064
12,700	Depomed, Inc.*		29,972
13,300	Dusa Pharmaceuticals, Inc.*		17,024
10,500	Dyax Corp.*		26,355
6,300	I-Flow Corp.*		22,995
3,400	Idenix Pharmaceuticals, Inc.*		10,472
7,300	Inspire Pharmaceuticals, Inc.*		29,638
12,400	ISTA Pharmaceuticals, Inc.*		21,824
15,800	Javelin Pharmaceuticals, Inc.*		22,752
7,000	MannKind Corp.*		24,360
3,400	Matrixx Initiatives, Inc.*		55,760
2,400	Neogen Corp.*		52,392
4,500	Noven Pharmaceuticals, Inc.*		42,660
3,900	Obagi Medical Products, Inc.*		20,982
25,600	Oculus Innovative Sciences, Inc.*		32,256
5,700	Omega Protein Corp.*		15,048
5,400	Osiris Therapeutics, Inc.*		74,520
4,600	Pain Therapeutics, Inc.*		19,320
17,200	Penwest Pharmaceuticals Co.*		28,208
4,200	Poniard Pharmaceuticals, Inc.*		8,988
15,330	Progenics Pharmaceuticals, Inc.*		101,025
8,900	Questcor Pharmaceuticals, Inc.*		43,788
4,000	Salix Pharmaceuticals Ltd.*		38,000
12,000	Savient Pharmaceuticals, Inc.*		59,400
4,400	Synta Pharmaceuticals Corp.*		9,416
8,500	Targacept, Inc.*		22,780
2,300	Taro Pharmaceuticals Industries Ltd.*†^		20,873
9,200	Vivus, Inc.*		39,744
			1,182,455

	REAL ESTATE INVESTMENT TRUSTS	2.10%
1,000	American Capital Agency Corp.		17,110
32,600	Anworth Mortgage Asset Corp.		199,838
9,900	Arbor Realty Trust, Inc.		7,128
16,000	CAPLEASE, Inc.		31,520
12,600	Capstead Mortgage Corp.		135,324
19,800	FelCor Lodging Trust, Inc.		26,928
4,800	Resource Capital Corp.		14,592
			432,440

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	REAL ESTATE MANAGEMENT	0.10%
18,300	Thomas Properties Group, Inc.		$21,594

	RETAIL	3.79%
11,100	ALLION HEALTHCARE, Inc.*		51,060
6,800	America’s Car-Mart, Inc.*		92,412
2,200	Buffalo Wild Wings, Inc.*		80,476
8,800	Build-A-Bear Workshop, Inc.*		53,416
4,900	CKE Restaurants, Inc.		41,160
6,500	Conn’s, Inc.*		91,260
6,700	Ezcorp, Inc.*		77,519
7,400	HOT Topic, Inc.*		82,806
3,800	PC Connection, Inc.*		14,440
4,800	PetMed Express, Inc.*		79,104
20,100	Ruth’s Hospitality Group, Inc.*		24,321
27,200	Wet Seal, Inc.*		91,392
			779,366

	SAVINGS & LOANS	2.38%
7,600	BankAtlantic Bancorp, Inc.		15,276
17,000	First Place Financial Corp.		57,120
2,700	Flushing Financial Corp.		16,254
6,300	Indiana Community Bancorp		81,900
3,400	NASB Financial, Inc.		84,694
13,700	Pulaski Financial Corp.		68,500
10,100	Timberland Bancorp, Inc.		52,116
23,500	United Western Bancorp, Inc.		114,680
			490,540

	SEMICONDUCTORS	4.40%
17,000	Advanced Analogic Technologies, Inc.*		61,200
26,300	Aetrium, Inc.*		38,661
18,600	Anadigics, Inc.*		38,502
15,200	Cirrus Logic, Inc.*		57,152
4,300	DSP Group, Inc.*		18,576
7,600	Exar Corp.*		47,424
23,900	GSI Group, Inc.*		22,705
10,400	GSI Technology, Inc.*		26,312
6,300	Hifn, Inc.*		24,948
16,500	Ikanos Communications, Inc.*		23,430
16,481	Integrated Silicon Solution, Inc.*		24,886
16,934	Mattson Technology, Inc.*		14,242
23,000	Microtune, Inc.*		41,860
2,450	Monolithic Power Systems, Inc.*		37,975
13,600	O2Micro International Ltd. ADR*†		46,512
9,600	Pericom Semiconductor Corp.*		70,176
9,000	PLX Technology, Inc.*		19,530

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	SEMICONDUCTORS (continued)
6,100	Sigma Designs, Inc.*		$75,884
15,500	SiRF Technology Holdings, Inc.*		35,650
6,000	Techwell, Inc.*		37,860
2,200	Ultratech, Inc.*		27,478
5,500	Virage Logic Corp.*		17,875
6,200	Volterra Semiconductor Corp.*		52,328
5,000	Zoran Corp.*		44,000
			905,166

	SOFTWARE	4.64%
14,100	Actuate Corp.*		43,146
8,800	American Reprographics Co.*		31,152
8,650	Bottomline Technologies, Inc.*		56,917
8,800	Corel Corp.*†		15,752
2,700	CSG Systems International, Inc.*		38,556
18,400	Descartes Systems Group, Inc.*†		49,128
3,700	Double-Take Software, Inc.*		25,012
2,700	EPIQ Systems, Inc.*		48,681
2,200	Fundtech Ltd.*†		18,744
2,800	Interactive Intelligence, Inc.*		25,368
7,800	Logility, Inc.*		40,716
5,300	Omnicell, Inc.*		41,446
3,900	Opnet Technologies, Inc.*		33,813
13,200	PDF Solutions, Inc.*		20,856
14,500	Peerless Systems Corp.*		26,100
8,400	Pervasive Software, Inc.*		32,760
3,400	RADWARE Ltd.*†		19,788
10,500	RightNow Technologies, Inc.*		79,485
3,600	Seachange International, Inc.*		20,592
14,500	Smith Micro Software, Inc.*		75,835
5,300	Taleo Corp.*		62,646
18,500	Trident Microsystems, Inc.*		27,010
6,000	Tyler Technologies, Inc.*		87,780
6,400	Ulticom, Inc.*		33,600
			954,883

	TELECOMMUNICATIONS	3.56%
13,400	8x8, Inc.*		7,771
17,800	Adaptec, Inc.*		42,720
5,400	Anaren, Inc.*		59,076
3,300	Applied Signal Technology, Inc.		66,759
1,200	Atlantic Tele-Network, Inc.		23,016
4,700	BigBand Networks, Inc.*		30,785
42,700	Bookham, Inc.*		18,361
9,500	Exfo Electro Optical Engineering, Inc.*†		31,920

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	TELECOMMUNICATIONS (continued)
1,400	GeoEye, Inc.*		$27,650
8,400	Globecomm Systems, Inc.*		48,636
9,500	Harmonic, Inc.*		61,750
21,400	Network Equipment Technologies, Inc.*		75,756
3,300	Neutral Tandem, Inc.*		81,213
4,000	Oplink Communications, Inc.*		30,800
22,300	Opnext, Inc.*		38,133
4,700	Performance Technologies, Inc.*		12,173
4,700	Sierra Wireless, Inc.*†		17,108
7,027	Symmetricom, Inc.*		24,594
6,100	Tollgrade Communications, Inc.*		35,380
			733,601

	TOYS/GAMES/HOBBIES	0.35%
4,600	Jakks Pacific, Inc.*		56,810
2,900	RC2 Corp.*		15,283
			72,093

	TRANSPORTATION	1.11%
4,900	Dynamex, Inc.*		64,092
26,600	Express-1 Expedited Solutions, Inc.*		22,610
7,900	Frozen Food Express Industries		23,700
3,700	Horizon Lines, Inc.		11,211
7,290	OceanFreight, Inc.†		9,696
5,200	PAM Transportation Services, Inc.*		28,548
12,626	Paragon Shipping, Inc.†		44,065
10,974	Star Bulk Carriers Corp.†		24,362
			228,284

	WATER	0.46%
1,600	American States Water Co.		58,112
3,300	Consolidated Water Co., Inc.†		35,805
			93,917

	TOTAL COMMON STOCK (Cost $42,406,107)		20,326,681

	EXCHANGE-TRADED FUNDS	0.94%
4,601	iShares Russell 2000 Index Fund		192,966

	TOTAL EXCHANGE-TRADED FUNDS (Cost $182,993)		192,966

	INVESTMENT PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING	0.01%
1,850	Credit Suisse On Shore Enhanced Liquidity Fund +		1,850

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
March 31, 2009 (continued)

Number of Shares			Value
	TOTAL INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (Cost $1,850)		$1,850

	MONEY MARKET FUND	0.90%
185,468	Federated Prime Obligations Fund		185,468

	TOTAL MONEY MARKET FUND (Cost $185,468)		185,468

	TOTAL INVESTMENTS (Cost $42,776,418)	100.60%	20,706,965

	Liabilities less Other Assets	(0.60)%	(123,734)

	NET ASSETS	100.00%	$20,583,231

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars.
^	All or portion of shares are on loan.
+	At March 31, 2009, the interest rate was 0.000%.

Percentages are stated as a percent of net assets.

See notes to Financial Statements

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector (Unaudited)
(As a Percentage of Long-Term Investments)
March 31, 2009

Basic Materials	1.9%

Communications	9.3%

Consumer, Cyclical	10.6%

Consumer, Non-Cyclical	26.6%

Diversified	0.2%

Energy	3.1%

Financials	23.0%

Industrial	12.9%

Technology	11.7%

Utilities	0.7%

Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assets and Liabilities
March 31, 2009 (Unaudited)

ASSETS:
Investments at value (cost $42,776,418)	$20,706,965
Receivable for capital stock sold	28,115
Receivable for interest and dividends	28,553
Receivable for securities lending income	1,670
Prepaid expenses	11,422

Total assets	20,776,725

LIABILITIES:
Collateral due to broker for securities loaned	1,850
Payable to custodian	14,842
Payable for securities purchased	58,275
Payable for capital stock redeemed	42,427
Accrued investment advisory fees	15,283
Accrued administration and accounting fees	9,069
Accrued trustees’ fees	2.540
Accrued expenses	49,208

Total liabilities	193,494

NET ASSETS	$20,583,231

NET ASSETS CONSIST OF:
Paid-in capital	$128,186,047
Undistributed net investment loss	(88,354)
Undistributed net realized loss on investments	(85,445,009)
Net unrealized depreciation on investments	(22,069,453)

NET ASSETS	$20,583,231

SHARES OUTSTANDING, no par value	4,710,045
(Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$4.37
(Net assets divided by shares outstanding)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Six Months Ended March 31, 2009  (Unaudited)

INVESTMENT INCOME:
Interest income	$693
Dividend income (net of $140 withholding tax)	253,800
Net securities lending income	85,407

Total investment income	339,900

EXPENSES:
Investment advisory fees	174,896
Administration and fund accounting fees	44,697
Custody fees	38,335
Legal fees	24,189
Federal and state registration fees	14,388
Audit and tax fees	13,172
Transfer agent fees and expenses	10,047
Trustees’ fees	2,022
Reports to shareholders	1,524
Miscellaneous	16,776

Total expenses	340,046

NET INVESTMENT LOSS	(146)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on investments	(39,575,309)
Change in net unrealized appreciation/(depreciation)
on investments	9,952,106

Net loss on investments	(29,623,203)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(29,623,349)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008

OPERATIONS:
Net investment income/(loss)	$(146)	$14,377
Net realized loss on investments	(39,575,309)	(43,983,694)
Change in net unrealized appreciation/(depreciation)
on investments	9,952,106	(28,404,408)
Net decrease in net assets
resulting from operations	(29,623,349)	(72,373,725)

DISTRIBUTIONS:
Net investment income	(88,208)	—
Net realized gains	—	(13,691,057)
Total Distributions	(88,208)	(13,691,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,833,390	64,716,232
Reinvested distributions	88,208	13,664,598
Cost of shares redeemed	(25,756,802)	(229,575,068)
Net decrease from capital transactions	(20,835,204)	(151,194,238)

TOTAL DECREASE IN NET ASSETS	(50,546,761)	(237,259,020)

NET ASSETS:
Beginning of period	71,129,992	308,389,012

End of period	$20,583,231	$71,129,992

Undistributed net investment loss	$(88,354)	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	965,091	6,683,662
Reinvested distributions	16,866	1,381,658
Shares redeemed	(5,348,713)	(24,600,681)
Net decrease	(4,366,756)	(16,535,361)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial Highlights

For a Fund Share Outstanding
Throughout the Period.

	Six Months Ended March 31, 2009 (Unaudited)		Year Ended September 30, 2008	Year Ended September 30, 2007

Net asset value, beginning of period	$7.84		$12.04	$11.90

Income from investment operations:
Net investment income/(loss)	(0.01)		— (1)	(0.02)
Net realized and unrealized gain/(loss) on investments	(3.45)		(3.52)	1.09
Total from investment operations	(3.46)		(3.52)	1.07

Less distributions to shareholders from:
Net investment income	(0.01)		—	—
Net realized gains	—		(0.68)	(0.93)

Net asset value, end of period	$4.37		$7.84	$12.04

Total return	(44.13	)%(2)	(30.40)%	8.94%

Supplemental data and ratios:
Net assets, end of period (in 000's)	$20,583		$71,130	$308,389
Ratio of total expenses to average net assets	1.85	%(3)	1.36%	1.19%
Ratio of net investment income/(loss) to average net assets	0.00	%(3)	0.01%	(0.30)%
Portfolio turnover rate	43	%(2)	109%	82%

*	Inception.
(1)	Less than $0.01.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Financial Highlights (continued)

For a Fund Share Outstanding
Throughout the Period.

	Year Ended September 30, 2006	Year Ended September 30, 2005	November 7, 2003* to September 30, 2004

Net asset value, beginning of period	$12.02	$10.32	$10.00

Income from investment operations:
Net investment income/(loss)	(0.05)	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.57	2.06	0.41
Total from investment operations	0.52	1.97	0.32

Less distributions to shareholders from:
Net investment income	—	—	—
Net realized gains	(0.64)	(0.27)	—

Net asset value, end of period	$11.90	$12.02	$10.32

Total return	4.48%	19.19%	3.20	%(2)

Supplemental data and ratios:
Net assets, end of period (in 000's)	$129,760	$83,912	$47,732
Ratio of total expenses to average net assets	1.29%	1.44%	1.76	%(3)
Ratio of net investment income/(loss) to average net assets	(0.56)%	(0.93)%	(1.08	)%(3)
Portfolio turnover rate	75%	72%	64	%(2)

*	Inception.
(1)	Less than $0.01.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Shares, Principal Amount, or Number of Contracts			Value
	ASSET-BACKED SECURITIES	2.99%

838,040	321 Henderson Receivables I LLC[1,2,4]
	0.76%, 9/15/41		$528,929
108,090	Arran Residential Mortgages Funding PLC[1,2]
	0.58%, 9/20/36		107,358
69,267,361	Bear Stearns Commercial Mortgage Securities[1,2]
	0.10%, 10/12/41		551,507
13,940,000	Citibank Credit Card Issuance Trust[2]
	1.23%, 7/25/11		13,822,109
1,224,628	Citigroup Mortgage Loan Trust, Inc.[2]
	0.59%, 1/25/37		900,573
642,706	Citigroup Mortgage Loan Trust, Inc.[2]
	0.60%, 1/25/37		563,254
122,986	Countrywide Asset-Backed Certificates[2]
	0.76%, 4/25/34		32,719
1,000,000	GE Dealer Floorplan Master Note Trust[2]
	0.56%, 7/20/11		938,143
21,868,460	GS Mortgage Securities Corp.[1,2]
	0.67%, 11/10/39		485,808
950,046	Impac CMB Trust[2]
	1.26%, 11/25/34		487,368
962,509	JP Morgan Alternative Loan Trust[2]
	0.58%, 3/25/37		559,693
244,534	Merrill Lynch Mortgage Investors, Inc.[2]
	0.99%, 8/25/35		132,665
2,100,000	National Collegiate Student Loan Trust
	6.35%, 2/27/12		255,864
249,455	Park Place Securities, Inc.[2]
	0.87%, 2/25/35		224,087

	TOTAL ASSET-BACKED SECURITIES (Cost $22,179,996)		19,590,077

	CORPORATE BONDS	56.09%

18,000,000	Altria Group, Inc.
	9.70%, 11/10/18		19,624,068
3,600,000	Altria Group, Inc.
	9.25%, 8/6/19		3,855,571
3,750,000	Altria Group, Inc.
	9.95%, 11/10/38		3,751,035
15,000,000	American Express Credit Corp.[2]
	1.92%, 5/27/10		14,164,605
7,000,000	Anadarko Petroleum Corp.
	8.70%, 3/15/19		7,014,903

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts		Value
	CORPORATE BONDS (continued)

5,000,000	Anheuser-Busch InBev Worldwide, Inc.[1]
	7.75%, 1/15/19	$4,993,950
4,000,000	Appalachian Power Co.
	7.95%, 1/15/20	4,112,628
5,000,000	ArcelorMittal[1,3]
	5.38%, 6/1/13	3,884,450
6,000,000	AT&T, Inc.
	6.55%, 2/15/39	5,458,662
13,000,000	Best Buy Co., Inc.
	6.75%, 7/15/13	12,379,939
2,000,000	BHP Billiton Finance USA Ltd.[3]
	6.50%, 4/1/19	2,029,978
8,000,000	Caterpillar Financial Services Corp.
	6.13%, 2/17/14	7,777,016
4,500,000	Caterpillar Financial Services Corp.
	7.15%, 2/15/19	4,122,949
14,000,000	Caterpillar, Inc.
	7.90%, 12/15/18	14,509,908
25,000,000	Citigroup Funding, Inc.[2]
	0.52%, 4/23/09	24,941,400
9,500,000	ConocoPhillips
	5.75%, 2/1/19	9,580,788
5,000,000	COX Communications, Inc.[1]
	6.25%, 6/1/18	4,449,125
250,000	COX Communications, Inc.[1]
	8.38%, 3/1/39	235,176
8,000,000	Dell, Inc.
	5.65%, 4/15/18	7,558,896
12,000,000	Eaton Corp.
	6.95%, 3/20/19	12,071,988
400,000	Expedia, Inc.
	7.46%, 8/15/18	338,000
2,500,000	Fifth Third Bancorp
	6.25%, 5/1/13	2,389,055
5,880,000	General Electric Capital Corp.[2]
	1.30%, 5/10/10	5,523,396
5,000,000	General Electric Capital Corp.
	4.80%, 5/1/13	4,690,090
6,725,000	General Electric Capital Corp.
	5.63%, 5/1/18	5,857,502
15,000,000	Goldman Sachs Group, Inc.
	5.70%, 9/1/12	14,564,610

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts		Value
	CORPORATE BONDS (continued)

7,000,000	Goodrich Corp.
	6.13%, 3/1/19	$6,802,187
5,000,000	Goodyear Tire & Rubber Co.
	8.63%, 12/1/11	4,175,000
2,000,000	Hess Corp.
	8.13%, 2/15/19	2,065,230
12,000,000	Home Depot, Inc.
	5.25%, 12/16/13	11,704,188
3,000,000	Illinois Tool Works, Inc.[1]
	6.25%, 4/1/19	3,029,940
8,850,000	Limited Brands, Inc.
	6.13%, 12/1/12	6,866,034
1,700,000	Macy's Retail Holdings, Inc.
	5.35%, 3/15/12	1,335,275
1,500,000	MetLife, Inc.
	7.72%, 2/15/19	1,347,213
9,000,000	Morgan Stanley[2]
	3.34%, 5/14/10	8,769,618
500,000	National City Corp.
	4.90%, 1/15/15	460,553
4,250,000	Oneok, Inc.
	6.00%, 6/15/35	2,912,644
5,500,000	Peco Energy Co.
	5.35%, 3/1/18	5,343,855
12,000,000	Philip Morris International, Inc.
	6.88%, 3/17/14	13,001,076
2,600,000	PNC Financial Services Group, Inc.[2,4]
	8.25%, 5/29/49	1,378,000
6,650,000	Reed Elsevier Capital, Inc.
	8.63%, 1/15/19	6,829,530
500,000	Simon Property Group LP
	10.35%, 4/1/19	486,679
5,000,000	SLM Corp.[2]
	1.32%, 7/26/10	3,550,550
3,375,000	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, 2/15/13	2,600,836
7,312,000	State Street Corp.
	7.65%, 6/15/10	7,314,106
14,200,000	Sunoco, Inc.
	5.75%, 1/15/17	12,233,186
13,000,000	Tesoro Corp.
	6.63%, 11/1/15	10,335,000

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts			Value
	CORPORATE BONDS (continued)

1,500,000	Union Pacific Corp.
	5.13%, 2/15/14		$1,492,048
7,500,000	Valero Energy Corp.
	6.63%, 6/15/37		5,315,092
9,000,000	Valero Energy Corp.
	10.50%, 3/15/39		9,297,864
1,000,000	Veolia Environnement[3]
	5.25%, 6/3/13		999,739
2,700,000	Verizon Communications, Inc.
	8.95%, 3/1/39		3,111,693
5,000,000	Verizon New England, Inc.
	6.50%, 9/15/11		5,184,405
10,000,000	Wal-Mart Stores, Inc.
	4.25%, 4/15/13		10,517,220
5,000,000	Weatherford International Ltd.[3]
	5.15%, 3/15/13		4,656,165
16,350,000	Wells Fargo Capital XV2
	9.75%, 9/26/44		11,945,277
2,000,000	Williams Cos., Inc.[1]
	8.75%, 1/15/20		1,993,428

	TOTAL CORPORATE BONDS (Cost $372,341,708)		366,933,319

	CONVERTIBLE CORPORATE BONDS	26.63%

250,000	Chemed Corp.
	1.88%, 5/15/14		181,250
10,350,000	Conseco, Inc.[2]
	3.50%, 9/30/35		2,380,500
1,000,000	Hercules Offshore, Inc.[1,2]
	3.38%, 6/1/38		285,000
1,000,000	Hologic, Inc.[2]
	2.00%, 12/15/37		682,500
9,000,000	iStar Financial, Inc.[2]
	1.94%, 10/1/12		2,722,500
2,542,000	Lexington Master LP1
	5.45%, 1/15/27		1,782,577
12,214,000	Life Technologies Corp.
	3.25%, 6/15/25		11,664,370
10,400,000	National City Corp.
	4.00%, 2/1/11		9,477,000
500,000	National Retail Properties, Inc.
	3.95%, 9/15/26		436,875

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)

20,015,000	NII Holdings, Inc.
	3.13%, 6/15/12		$13,910,425
14,700,000	Omnicom Group, Inc.
	0.00%, 7/31/32		14,277,375
19,100,000	ON Semiconductor Corp.
	2.63%, 12/15/26		13,489,375
9,000,000	Prudential Financial, Inc.[1,2]
	0.00%, 12/15/37		8,865,000
25,000,000	Prudential Financial, Inc.[2]
	0.00%, 12/15/37		24,625,000
15,000,000	RadioShack Corp.[2]
	2.50%, 8/1/13		12,356,250
8,570,000	SanDisk Corp.
	1.00%, 5/15/13		5,142,000
19,000,000	Sepracor, Inc.
	0.00%, 10/15/24		18,335,000
9,850,000	SunPower Corp.
	0.75%, 8/1/27		7,953,875
1,100,000	tw telecom, Inc.
	2.38%, 4/1/26		818,125
4,600,000	Tyson Foods, Inc.
	3.25%, 10/15/13		4,059,500
20,000,000	Vornado Realty Trust
	3.63%, 11/15/26		15,600,000
5,500,000	WESCO International, Inc.
	2.63%, 10/15/25		4,778,125
1,200,000	YRC Worldwide, Inc.
	5.00%, 8/8/23		397,500

	TOTAL CONVERTIBLE CORPORATE
	BONDS (Cost $176,034,246)		174,220,122

	U.S. GOVERNMENT AND AGENCY SECURITIES	2.38%

	Fannie Mae Pool
10,426	Pool #345856, 5.20%, 8/1/36[2]		10,609
32,345	Pool #545318, 3.81%, 11/1/38[2]		32,333
85,219	Pool #545980, 5.00%, 6/1/32[2]		86,558
76,284	Pool #555369, 4.10%, 8/1/36[2]		76,888
548,836	Pool #555712, 4.09%, 8/1/33[2]		551,833
73,464	Pool #606864, 5.01%, 10/1/31[2]		73,752
653,279	Pool #688952, 3.83%, 4/1/33[2]		656,337
279,367	Pool #735248, 3.86%, 2/1/35[2]		278,721
357,502	Pool #735476, 4.31%, 5/1/38[2]		355,100

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts		Value
	U.S. GOVERNMENT AND AGENCY SECURITIES (continued)

167,546	Pool #735625, 3.77%, 1/1/34[2]	$167,731
185,798	Pool #735695, 4.56%, 7/1/34[2]	186,957
420,184	Pool #735967, 4.41%, 3/1/38[2]	424,613
537,581	Pool #745383, 4.71%, 12/1/35[2]	548,782
323,650	Pool #745686, 4.36%, 12/1/35[2]	328,692
414,332	Pool #779722, 4.68%, 7/1/34[2]	422,313
		4,201,219
	Freddie Mac Non Gold Pool
263,360	Pool #1B1364, 4.97%, 11/1/33[2]	269,913
290,759	Pool #1B1664, 4.72%, 4/1/34[2]	294,840
264,424	Pool #780833, 4.78%, 9/1/33[2]	265,656
200,403	Pool #781082, 4.63%, 12/1/33[2]	201,321
569,444	Pool #781292, 3.56%, 3/1/34[2]	569,398
298,877	Pool #781492, 4.52%, 4/1/34[2]	298,015
492,347	Pool #781640, 3.80%, 6/1/34[2]	494,839
1,744,983	Pool #781751, 3.94%, 7/1/34[2]	1,740,343
305,504	Pool #782908, 4.10%, 12/1/34[2]	304,666
327,608	Pool #847248, 4.11%, 3/1/34[2]	331,629
1,518,460	Pool #847290, 3.93%, 6/1/34[2]	1,544,259
2,444,882	Pool #847309, 3.92%, 6/1/342^	2,461,268
340,678	Pool #847593, 4.39%, 4/1/35[2]	346,213
1,086,486	Pool #847706, 4.90%, 1/1/35[2]	1,103,128
		10,225,488
100,000	United States Treasury Bill2^
	0.00%, 7/2/09	99,949
1,000,000	United States Treasury Note2^
	3.13%, 11/30/09	1,017,618

	TOTAL U.S. GOVERNMENT AND AGENCY
	SECURITIES (Cost $15,397,032)		15,544,274

	CONVERTIBLE PREFERRED STOCK	5.52%

210,000	American International Group, Inc.		1,134,000
19,000	Bank of America Corp.		8,065,500
62,500	Fifth Third Bancorp		2,575,000
159,916	Ford Motor Co. Capital Trust II		1,284,125
241,250	Freeport-McMoRan Copper & Gold, Inc.		15,577,512

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts			Value
	CONVERTIBLE PREFERRED STOCK (continued)

4,690	Freeport-McMoRan Copper & Gold, Inc.		$4,269,073
176,300	General Motors Corp.		1,630,775
85,000	Legg Mason, Inc.		1,547,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $41,122,136)		36,082,985

	DEMAND DEPOSIT	0.76%

5,001,674	UMB Money Market Fiduciary 0.05%, 4/1/09		5,001,674

	TOTAL DEMAND DEPOSITS (Cost $5,001,674)		5,001,674

	CALL OPTION	0.01%

1,600	Citigroup, Inc., Exercise Price: $10.00,*
	Expiration Date: January, 2010		36,800

	TOTAL CALL OPTIONS (Cost $250,208)		36,800

	PUT OPTIONS	0.24%

11	Boston Private Financial Holdings, Inc., Exercise Price: $10.00, *
	Expiration Date: January, 2010		7,150
979	Conseco, Inc., Exercise Price: $2.50,*
	Expiration Date: January, 2010		200,695
2,718	Conseco, Inc., Exercise Price: $5.00,*
	Expiration Date: January, 2010		1,195,919
2,379	SanDisk Corp., Exercise Price: $2.50,*
	Expiration Date: January, 2010		61,854
35	YRC Worldwide, Inc., Exercise Price: $2.50,*
	Expiration Date: January, 2011		4,725
1,285	YRC Worldwide, Inc., Exercise Price: $2.50,*
	Expiration Date: January, 2010		115,650

	TOTAL PUT OPTIONS (Cost $748,958)		1,585,993

	INTERNATIONAL BOND	0.92%

6,000,000	Philip Morris Capital Corp.
	7.50%, 7/16/09		6,047,999

	TOTAL INTERNATIONAL BONDS (Cost $6,073,999)		6,047,999

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)

Shares, Principal Amount, or Number of Contracts			Value
	TOTAL INVESTMENTS (Cost $639,149,957)	95.54%	$625,043,243

	Other Assets less Liabilities	4.46%	29,165,495

	NET ASSETS	100.00%	$654,208,738

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)
Shares, Principal Amount, or Number of Contracts			Value
	SECURITIES SOLD SHORT	(44.82)%

	COMMON STOCK	(3.13)%

	BIOTECHNOLOGY	(0.44)%
(88,540)	Life Technologies Corp.*		$(2,875,779)

	COMMERCIAL SERVICES	(0.01)%
(1,750)	Chemed Corp.		(68,075)

	COMPUTERS	(0.04)%
(20,783)	SanDisk Corp.*		(262,905)

	DIVERSIFIED FINANCIAL SERVICES	(0.15)%
(63,000)	Legg Mason, Inc.		(1,001,700)

	FOOD	(0.21)%
(144,300)	Tyson Foods, Inc.		(1,354,977)

	HEALTHCARE -- PRODUCTS	(0.02)%
(12,000)	Hologic, Inc.*		(157,080)

	INSURANCE	(0.03)%
(200,000)	American International Group, Inc.		(200,000)

	MINING	(1.23)%
(211,740)	Freeport-McMoRan Copper & Gold, Inc.		(8,069,412)

	REAL ESTATE INVESTMENT TRUSTS	(0.07)%
(57,300)	Lexington Realty Trust		(136,374)
(9,267)	National Retail Properties, Inc.		(146,789)
(5,209)	Vornado Realty Trust		(173,147)
			(456,310)
	RETAIL	(0.25)%
(3,599)	Best Buy Co., Inc.		(136,618)
(173,000)	RadioShack Corp.		(1,482,610)
			(1,619,228)
	SEMICONDUCTORS	(0.63)%
(1,054,688)	ON Semiconductor Corp.*		(4,113,283)

	TELECOMMUNICATIONS	(0.05)%
(35,313)	tw telecom, Inc.*		(308,989)

	TOTAL COMMON STOCK (Proceeds $22,077,998)		(20,487,738)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)

Shares, Principal Amount, or Number of Contracts			Value
	U.S. GOVERNMENT AND AGENCY SECURITIES	(41.68)%

	United States Treasury Note
(7,345,500)	1.38%, 2/15/12[2]		$(7,407,481)
(3,500,000)	2.50%, 3/31/13[2]		(3,657,504)
(3,300,000)	3.50%, 5/31/13[2]		(3,579,728)
(33,500,000)	3.38%, 6/30/13[2]		(36,224,521)
(18,000,000)	3.38%, 7/31/13[2]		(19,479,384)
(10,000,000)	3.13%, 9/30/13[2]		(10,712,510)
(6,000,000)	1.88%, 2/28/14[2]		(6,067,518)
(16,000,000)	1.75%, 3/31/14[2]		(16,060,016)
(17,300,000)	3.50%, 2/15/18[2]		(18,570,477)
(24,000,000)	3.88%, 5/15/18[2]		(26,482,512)
(39,510,000)	4.00%, 8/15/18[2]		(43,917,854)
(36,411,000)	3.75%, 11/15/18[2]		(39,702,300)
(11,018,000)	2.75%, 2/15/19[2]		(11,081,717)
(22,012,500)	4.50%, 5/15/38[2]		(25,706,484)
(4,050,000)	3.50%, 2/15/39[2]		(4,003,194)
			(272,653,200)
	TOTAL U.S. GOVERNMENT AND AGENCY
	SECURITIES (Proceeds $260,324,782)		(272,653,200)

	CALL OPTION	(0.01)%

(376)	Life Technologies Corp., Exercise Price: $35.00,*
	Expiration Date: May, 2009		(47,000)

	TOTAL CALL OPTIONS (Proceeds $41,078)		(47,000)

	TOTAL SECURITIES SOLD SHORT (Proceeds $282,443,858)		$(293,187,938)

*	Non-income producing security.
^	Collateral held in escrow to cover short sales.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]
Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.

Percentages are stated as a percent of net assets.

See notes to Financial Statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)

Interest Rate Swaps
Counterparty	Reference Instrument	Notional Amount	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation/) (Depreciation)
Citibank, N.A.	3 month LIBOR	1,500,000	Pay	4.85%	12/1/10	—	$(109,162)
Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	9/26/16	—	(868,899)
Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	6/8/17	—	(1,849,112)
Total Interest Rate Swaps						—	$(2,827,173)

Credit Default Swaps
Counterparty	Reference Instrument	Notional Amount	Pay/Receive Fixed Rate(a)	Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Merrill Lynch	Centex Corp.
	5.25%, 6/15/15	500,000	Pay	1.14%	6/20/12	-	45,724
Goldman Sachs	Centex Corp.
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/13	-	13,983
Goldman Sachs	Continental
	Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/13	($400,000)	(73,333)
Goldman Sachs	Continental
	Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/12	-	(214,840)
Goldman Sachs	Continental
	Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/13	(290,000)	(183,333)
Goldman Sachs	Dow Jones
	CDX NA
	High Yield
	Series II Index	8,730,000	Pay	5.00	12/20/13	2,406,206	318,282
Goldman Sachs	Dow Jones
	CDX NA
	Investment Grade
	Series 8 Index	2,440,000	Receive	0.35	6/20/12	(35,263)	(137,065)
Goldman Sachs	Dow Jones
	CDX NA
	Investment Grade
	Series II Index	24,000,000	Receive	1.50	12/20/13	(502,607)	(357,080)
Merrill Lynch	General Electric
	Capital Corp.
	6.00%, 6/15/12	8,800,000	Receive	5.00	9/20/13	-	(720,404)
Goldman Sachs	iStar financial, Inc.
	6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/13	-	2,203,091
Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/13	-	2,249,655
Goldman Sachs	Limited
	Brands, Inc.
	6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/13	-	199,179
Goldman Sachs	Limited
	Brands, Inc.
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/13	-	360,527

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
March 31, 2009 (continued)

Credit Default Swaps (continued)
Counterparty	Reference Instrument	Notional Amount	Pay/Receive Fixed Rate(a)	Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Macy's, Inc.
	6.63%, 4/1/11	1,700,000	Pay	2.70	3/20/13	-	211,305
Merrill Lynch	Oneok, Inc.
	7.13%, 4/15/11	4,250,000	Pay	1.30	9/20/13	-	54,872
Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/13	-	(56,597)
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	500,000	Receive	2.35	9/20/12	-	(185,312)
Goldman Sachs	Standard
	Pacific Corp.
	7.00%, 8/15/15	4,150,000	Receive	6.70	9/20/13	-	(1,000,107)
Goldman Sachs	Tyson Foods, Inc.
	7.35%, 4/1/16	6,000,000	Pay	3.05	9/20/13	-	(8,487)
Goldman Sachs	Vornando
	Realty L.P.
	4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/13	-	1,022,851

Total Credit Default Swaps						1,178,336	3,742,911

(a)
If Active Income Fund is paying a fixed rate, the counterparty acts as guarantor of the reference instrument. If Active Income Fund is receiving a fixed rate, Active Income Fund acts as guarantor of the reference instrument.

Total Swap Contracts	$1,178,336	$915,738

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Investments by Sector (Unaudited)
(As a Percentage of Long-Term Investments)
March 31, 2009

Asset-Backed Securities	3.2%

Convertible Corporate Bonds	28.1%

Convertible Preferred Stock	5.8%

Corporate Bonds	60.1%

Put Options	0.3%

U.S. Government and Agency Securities	2.5%

Total	100.0%

Lotsoff Capital Management Investment Trust
Active Income Fund
Statement of Assets and Liabilities
March 31, 2009 (Unaudited)

ASSETS:
Investments at value (cost $639,149,957)	$625,043,243
Cash collateral held in escrow to cover short sales	5,400,697
Deposit at broker	307,284,066
Receivable for investment securities sold	12,700,134
Receivable for capital stock sold	3,036,289
Receivable for interest and dividends	6,790,622
Receivable for unrealized appreciation on open swap contracts	6,679,470
Premiums paid on open swap contracts	2,406,206
Prepaid expenses	18,469

Total assets	969,359,196

LIABILITIES:
Payable for investment securities sold short, at value (proceeds $282,443,858)	293,187,938
Payable for investment securities purchased	11,795,766
Payable for unrealized depreciation on open swap contracts	5,763,732
Payable for interest and dividends on securities sold short	2,045,342
Payable for capital stock redeemed	574,092
Payable to custodian	45,384
Premiums received on open swap contracts	1,227,870
Accrued investment advisory fees	365,463
Accrued administration and accounting fees	42,631
Accrued trustees' fees	5,148
Accrued expenses	97,092

Total liabilities	315,150,458

NET ASSETS	$654,208,738

NET ASSETS CONSIST OF:
Paid-in capital	$625,759,881
Undistributed net investment income	31,525,764
Undistributed net realized gain on investments, foreign currency,
and swap contracts	20,858,149
Net unrealized appreciation / (depreciation) on
Investments	(14,730,341)
Options	623,628
Securities sold short	(10,744,081)
Swap contracts	915,738

NET ASSETS	$654,208,738

SHARES OUTSTANDING, no par value	62,174,016
(Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$10.52

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Statement of Operations
For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest income	$17,278,124
Dividend income	2,350,909

Total investment income	19,629,033

EXPENSES:
Investment advisory fees	1,909,309
Custody fees	718,367
Administration and fund accounting fees	275,241
Legal fees	35,511
Trustees' fees	20,537
Audit and tax fees	17,185
Federal and state registration fees	15,882
Reports to shareholders	13,589
Transfer agent fees and expenses	12,785
Miscellaneous	53,985
Total expenses before dividends and interest on short positons	3,072,391

Interest on short positions	3,085,475
Dividends on short positions	327,537

Total expenses	6,485,403

NET INVESTMENT INCOME	13,143,630

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/(loss) on transactions from:
Investments	3,151,270
Foreign currency	43
Purchased options	(91,195)
Swap contracts	5,444,948
Written options	423,360
Securities sold short	11,929,723

Change in net unrealized appreciation/(depreciation) on:
Investments	11,781,867
Options	(105,695)
Short positions	(15,290,899)
Swap contracts	(1,502,535)

Net realized and unrealized gain on investments	15,740,887

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$28,884,517

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2009 (Unaudited)	Year Ended September 30, 2008
OPERATIONS:
Net investment income	$13,143,630	$7,612,462
Net realized gain on investments	20,858,149	5,555,411
Change in net unrealized appreciation/
(depreciation) on investments	(5,117,262)	(17,863,982)
Net increase/(decrease) in net assets
resulting from operations	28,884,517	(4,696,109)

DISTRIBUTIONS:
Net investment income	(2,850,202)	(748,653)
Tax return of capital	—	(677,538)
Total distributions	(2,850,202)	(1,426,191)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	643,544,347	490,937,979
Reinvested distributions	2,850,202	1,426,191
Cost of shares redeemed	(505,329,814)	(191,061,288)
Net increase from capital transactions	141,064,735	301,302,882

TOTAL INCREASE IN NET ASSETS	167,099,050	295,180,582

NET ASSETS:
Beginning of period	487,109,688	161,929,106

End of period	$654,208,738	$487,109,688

Undistributed net investment income	$31,525,764	$21,232,335

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	62,793,299	47,542,071
Reinvested distributions	279,158	139,686
Shares redeemed	(48,818,498)	(18,493,247)
Net increase	14,253,959	29,188,510

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund

Financial Highlights
For a Fund Share Outstanding
Throughout the Period.

	Six Months Ended March 31, 2009 (Unaudited)		Year Ended September 30 2008		Year Ended September 30 2007		November 8 2005* to September 30 2006

Net asset value, beginning of period	$10.17		$10.25		$10.37		$10.00

Income from investment operations:
Net investment income	0.21		0.23		0.40		0.23
Net realized and unrealized gain/
(loss) on investments	0.18		(0.24)		(0.21)		0.18
Total from investment
operations	0.39		(0.01)		0.19		0.41

Less distributions to
shareholders from:
Net investment income	(0.04)		(0.04)		(0.31)		(0.04)
Tax return of capital	—		(0.03)		—		—
Total distributions	(0.04)		(0.07)		(0.31)		(0.04)

Net asset value, end of period	$10.52		$10.17		$10.25		$10.37

Total return	3.86	%(1)	(0.13)%		1.88%		4.16	%(1)

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$654,209		$487,110		$191,949		$93,604
Ratio of total expenses to
average net assets less waivers	1.87	%(2)(3)	1.45	%(5)	1.17	%(7)	0.95	%(2)
Ratio of total expenses to
average net assets before waivers	1.87	%(2)(3)	1.45	%(5)	1.17	%(7)	0.98	%(2)
Ratio of net investment income to
average net assets, net of waivers	3.79	%(2)(4)	2.54	%(6)	3.86	%(8)	3.48	%(2)
Ratio of net investment income to
average net assets, before waivers	3.79	%(2)(4)	2.54	%(6)	3.86	%(8)	3.45	%(2)
Portfolio turnover rate	71	%(1)	387%		495%		363	%(1)

*	Inception.
(1)	Not Annualized.
(2)	Annualized.
(3)
The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.89%.

(4)
The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.77%.

(5)
The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

(6)
The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

(7)
The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

(8)
The ratio of net investment Income to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (Unaudited)

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the “Funds”). See Note 7 for related information which occured subsequent to March 31, 2009.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities, excluding convertible bonds in the Active Income Fund, for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Convertible bonds in the Active Income Fund for which no sale was reported are valued at bid prices. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Except for convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, these investments are valued at the mean of the quoted bid and ask prices. With respect to convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, convertible bonds are valued at bid prices. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Funds commenced complying with SFAS No. 157 in fiscal year 2009.  SFAS No. 157 establishes a hierarchy that prioritizes the various inputs used in determining the value of the Funds’ investments.  The three broad levels of the hierarchy are described below:

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

Level 1	–
quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2	–
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3	–	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Micro Cap Fund’s net assets as of March 31, 2009:

Micro Cap Fund Valuation Inputs		Investment in Securities	Other Financial Instruments*
Level 1 –	Quoted Prices:
	Long Positions	$20,678,615	—
	Short positions	—	—
Level 2 –	Other Significant Observable Inputs :
	Long Positions	—	—
	Short Positions	—	—
Level 3 –	Significant Unobservable Inputs:
	Long Positions	26,500	—
	Short Positions	—	—
Total:
	Long Positions	$20,705,115	—
	Short Positions	—	—

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Active Income Fund’s net assets as of March 31, 2009:

Active Income Fund Valuation Inputs		Investment in Securities	Other Financial Instruments*
Level 1 –	Quoted Prices:
	Long Positions	$44,486,381	$—
	Short positions	293,187,938	—
Level 2 –	Other Significant Observable Inputs:
	Long Positions	578,649,933	915,738
	Short Positions	—	—
Level 3 –	Significant Unobservable Inputs:
	Long Positions	1,906,929	—
	Short Positions	—	—
Total:	Long Positions	$625,043,243	$915,738
	Short Positions	293,187,938	—

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Micro Cap Fund	Investment in Securities	Other Financial Instruments*
Beginning balance, October 1, 2008	$212,000	$—
Realized gain /(loss)	—	—
Changes in unrealized appreciation/depreciation	(185,500)	—
Net purchases (sales)	—	—
Transfers in/(out) of Level 3	—	—
Ending Balance, March 31, 2009	$26,500	$—

	Investment in	Other Financial
Active Income Fund	Securities	Instruments*
Beginning balance, October 1, 2008	$53,484,874	$—
Realized gain /(loss)	471,610	—
Changes in unrealized appreciation/depreciation	(2,339,304)	—
Net purchases (sales)	(13,762,675)	—
Transfers in/(out) of Level 3	(35,947,576)	—
Ending Balance, March 31, 2009	$1,906,929	$—

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

(b)
Swap Contracts – The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Active Income Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of March 31, 2009, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c)
Securities Lending – The Micro Cap Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of March 31, 2009, the market value of securities loaned by the Micro Cap Fund was $1,800 and the value on related collateral due to broker by the Micro Cap Fund was $1,850.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

(d)
Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of March 31, 2009. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in 2009. At March 31, 2009, the fiscal years 2005 through 2008 remain open to examination in the Funds’ major tax jurisdictions.

(e)
Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales. The Active Income Fund has elected treatment as a trader in securities and marks to market its portfolio of securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Active Income Fund’s portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes.

(f)
Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

In conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Active Income Fund may be required to maintain collateral in various forms.  At March 31, 2009 such collateral is denoted in the Active Income Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Active Income Fund, when appropriate, utilizes a segregated margin deposit account at The Goldman Sachs Group, Inc.  At March 31, 2009 this segregated margin deposit account is denoted in the Active Income Fund’s Statement of Assets and Liabilities.

(g)
Futures Contracts—The Active Income Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Active Income Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Active Income Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Active Income Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of March 31, 2009, the Active Income Fund had no outstanding futures contracts.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

(h)
Options Contracts—The Active Income Fund may write covered call and put options on futures, swaps, securities or currencies the Active Income Fund owns or in which it may invest. Writing put options tends to increase the Active Income Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Active Income Fund’s exposure to the underlying instrument. When the Active Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Active Income Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Active Income Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended March 31, 2009, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at September 30, 2008	—	$—
Options written	2,934	1,026,883
Options written	2,934	1,026,883
Options closed	(1,558)	(579,977)
Options expired	(1,000)	(405,828)
Options outstanding at March 31, 2009	376	$41,078

The Active Income Fund may also purchase put and call options. Purchasing call options tends to increase the Active Income Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Active Income Fund’s exposure to the underlying instrument. The Active Income Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of March 31, 2009, the Active Income Fund had outstanding options as listed on the Schedule of Investments.

(i)
New Accounting Pronouncements – In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The Statement is effective for fiscal years and interim periods beginning after November 15, 2008 and may require enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of the Statement may have on the Funds’ financial statement disclosures.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

3.	Related Party Transactions

The Trust has an agreement with Lotsoff Capital Management (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Micro Cap Fund and the Active Income Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.95% and 0.55%, respectively. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund’s average daily net assets, the Adviser will reimburse this Fund for the amount of such excess. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) are greater than 1.00%, not to exceed 1.55%, and greater than 2.55% of the Active Income Fund’s average daily net assets, the Adviser will reimburse this Fund for the amount over such breakpoints. The Adviser made no reimbursements to the Micro Cap Fund or Active Income Fund during the period ended March 31, 2009 under the terms of this agreement. See Note 7 for related information which occurred subsequent to March 31, 2009.

The Trust has entered into agreements with UMB Bank, n.a. and The Goldman Sachs Group, Inc. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agent services.

4.	Investment Transactions

Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Funds for the period ended March 31, 2009, were as follows:

	Micro Cap Fund	Active Income Fund
Purchases	$16,800,529	$564,317,868
Sales	$37,558,699	$340,908,146

The aggregate purchase and sales of U.S. government obligations, for the Funds for the period ended March 31, 2009, were as follows:

	Micro Cap Fund	Active Income Fund
Purchases	$—	$100,227,275
Sales	$—	$105,167,784

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
  March 31, 2009 (continued)

5.	Federal Income Tax Information

At March 31, 2009, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

	Micro Cap Fund	Active Income Fund
Cost of Investments	$45,382,369	$625,043,243
Gross Unrealized Appreciation	724,571	$—
Gross Unrealized Depreciation	(25,399,975)	—
Net Unrealized Appreciation/(Depreciation) on Investments	$(24,675,404)	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2008, the Micro Cap Fund had $42,074,112 of post-October losses, which are deferred until October 1, 2008 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The tax character of distributions paid during the fiscal year ended September 30, 2008 and 2007 were as follows:

	Micro Cap Fund
Distributions paid from:	2008	2007

Ordinary Income	$8,179,475	$2,412,659
Net Long-Term Capital Gains	5,511,582	8,132,361
Total taxable distributions	13,691,057	10,545,020
Total Distributions Paid	$13,691,057	$10,545,020

	Active Income Fund
Distributions paid from:	2008	2007

Ordinary Income	$1,426,191	$3,053,419
Tax Return of Capital	(677,538)	—
Total taxable distributions	748,653	3,053,419
Total Distributions Paid	$748,653	$3,053,419

As of September 30, 2008, the components of accumulated earnings (deficit) were as follows:

	Micro Cap Fund	Active Income Fund

Undistributed Ordinary Income	$—	$—
Undistributed Long-Term Capital Gains	—	—
Accumulated Earnings	—	—
Accumulated Capital and Other Losses	(42,074,112)	—
Unrealized Appreciation/(Depreciation)	(24,675,404)	—
Total Accumulated Earnings/(Deficit)	$(66,749,516)	$—

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
March 31, 2009 (continued)

6.	Other

As of March 31, 2009, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 98.7% and 99.9%, respectively, of the outstanding shares of the Funds. A significant redemption by this shareholder could affect each Fund’s liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.

7.	Subsequent Event

On April 2, 2009, the Board of Trustees (the “Board”) of Lotsoff Capital Management Investment Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) under which the assets of Lotsoff Capital Management Active Income Fund (the “Lotsoff Fund”) would be transferred to the Driehaus Active Income Fund (the “Driehaus Fund”), a series of the Driehaus Mutual Funds.  The Plan requires the approval of a majority of the shares of the Lotsoff Fund, and will be submitted to shareholders for their consideration at a meeting to be held in May 2009.  To assist shareholders in considering the Plan, shareholders will receive a combined proxy statement/prospectus that describes the reorganization, which is intended to be tax-free.  If approved by shareholders, the reorganization is expected to be completed at the beginning of June 2009.

Having determined that it was in the best interests of the Lotsoff Fund to be reorganized into the Driehaus Fund, the Board also determined that it was in the best interests of the Lotsoff Fund to engage Driehaus Capital Management LLC (the “Driehaus Adviser”) to serve as the investment adviser until the reorganization occurs.  On April 2, 2009, the Board terminated the investment advisory agreement between the Trust, on behalf of the Lotsoff Fund, and Lotsoff Capital Management (the “Lotsoff Adviser”), and entered into an interim investment advisory agreement with the Driehaus Adviser.  On April 3, 2009, the fee waiver and reimbursement agreement between the Trust, on behalf of the Lotsoff Fund, and the Lotsoff Adviser, was automatically terminated.

On April 2, 2009, the Board approved an Investment Advisory Agreement between the Trust, on behalf of the Lotsoff Fund, and the Driehaus Adviser.  If approved by shareholders, the Driehaus Adviser would continue to serve as the investment adviser to the Lotsoff Fund, under the Driehaus Investment Advisory Agreement, until the date of the reorganization.  Approval of the Driehaus Advisory Agreement requires the affirmative vote of a “majority of the outstanding voting securities” of the Lotsoff Fund, and will be submitted to shareholders for their consideration at a meeting to be held in May 2009.

If approved by shareholders, following the proposed reorganization, it is anticipated that the Driehaus Adviser will furnish the same level of services to its shareholders, there will be no material change in the Driehaus Fund’s annual operating expenses and the investment objectives, strategies, policies and restrictions of the Driehaus Fund will be substantially similar to those of the Lotsoff Fund.

Lotsoff Capital Management Investment Trust
Tax Information
(Unaudited)

The Micro Cap Fund designates $5,511,582 as a long-term capital dividend paid for the fiscal year ended September 30, 2008.

16.27% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2008, are eligible for the corporate dividends received deduction for the Micro Cap Fund.

16.95% of the dividends to be paid from net investent income, including short-term capital gains, for the year ended September 30, 2008, are designated as qualified individual income for the Micro Cap Fund.

Lotsoff Capital Management Investment Trust
Expense Example
For the Six Month Period Ended March 31, 2009 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

Micro Cap Fund	Beginning account value October 1, 2008	Ending account value March 31, 2009	Expenses paid during the period ended March 31, 2009(1)

Actual Example	$1,000.00	$558.70	$7.18

Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,015.79	9.28

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Active Income Fund	Beginning account value October 1, 2008	Ending account value March 31, 2009	Expenses paid during the period ended March 31, 2009(1)

Actual Example	$1,000.00	$1,038.60	$9.50

Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,015.68	9.39

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.87% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Approval of Investment Advisory Agreement for Active Income Fund

At a meeting held on April 2, 2009 the Board terminated the investment advisory agreement between the Trust, on behalf of the Lotsoff Active Income Fund (the “Lotsoff Fund”), and Lotsoff Capital Management (the “Lotsoff Adviser”), and entered into an interim investment advisory agreement and investment advisory agreement (“Driehaus Advisory Agreement”) with the Driehaus Capital Management (the “Driehaus Adviser”).

The Trustees considered the fact that the Adviser was in the process of reorganizing the Fund into the Driehaus Active Income Fund (“Driehaus Fund”). The Board noted that the interim investment advisory agreement would be effective for a duration of not more than 150 days, which would allow for shareholder approval of the investment advisory agreement.

At the April 2, 2009 meeting, the Board considered information received, and discussions held, regarding on the nature, quality and extent of services proposed to be provided by Driehaus Adviser to the Lotsoff Fund. In determining whether to approve the interim investment advisory agreement and the Driehaus Advisory Agreement for the Lotsoff Fund and whether to recommend approval of the Driehaus Advisory Agreement to shareholders, the Board considered that K.C. Nelson was employed by the Driehaus Adviser, that he had previously served as the senior portfolio manager of the Lotsoff Fund from August, 2007 to January, 2009, prior to joining the Driehaus Adviser, and that he would serve as senior portfolio manager of the Lotsoff Fund in connection with the approval of the interim investment advisory agreement and the Driehaus Advisory Agreement. The Board also considered that the investment advisory fee under the interim investment advisory agreement and the Driehaus Advisory Agreement are identical to the investment advisory fee under the advisory agreement with Lotsoff Capital Management.

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Proxy Voting
The Lotsoff Capital Management Micro Cap Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2008 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings
The Lotsoff Capital Management Micro Cap and Active Income Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UMB Distribution Services, LLC, Distributor
P.O. Box 1181
Milwaukee, WI 53201-1181
877.568.7633

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:          /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:       June 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:       June 3, 2009

By:          /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:       June 3, 2009